SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - Schedule of Real Estate and Accumulated Depreciation (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Homewood Suites Montgomery, AL [Member]		Dec. 31, 2012 Hilton Garden Inn Montgomery, AL [Member]		Dec. 31, 2012 Hampton Inn Troy, AL [Member]		Dec. 31, 2012 Hilton Garden Inn Auburn, AL [Member]		Dec. 31, 2012 Hilton Garden Inn Huntsville, AL [Member]		Dec. 31, 2012 Homewood Suites Huntsville, AL [Member]		Dec. 31, 2012 Courtyard Prattville, AL [Member]		Dec. 31, 2012 Courtyard Trussville, AL [Member]		Dec. 31, 2012 TownePlace Suites Huntsville, AL [Member]		Dec. 31, 2012 Residence Inn Dothan, AL [Member]		Dec. 31, 2012 Residence Inn Tucson, AZ [Member]		Dec. 31, 2012 Hilton Garden Inn San Diego, CA [Member]		Dec. 31, 2012 Courtyard Rancho Bernardo, CA [Member]		Dec. 31, 2012 Homewood Suites Agoura Hills, CA [Member]		Dec. 31, 2012 Residence Inn San Diego, CA [Member]		Dec. 31, 2012 Hampton Inn San Diego, CA [Member]		Dec. 31, 2012 Residence Inn Highlands Ranch, CO [Member]		Dec. 31, 2012 Hilton Garden Inn Highlands Ranch, CO [Member]		Dec. 31, 2012 Homewood Suites Sarasota, FL [Member]		Dec. 31, 2012 Homewood Suites Miami, FL [Member]		Dec. 31, 2012 Courtyard Lakeland, FL [Member]		Dec. 31, 2012 Courtyard, Miami, FL [Member]		Dec. 31, 2012 Hilton Garden Inn Macon, GA [Member]		Dec. 31, 2012 SpringHill Suites Columbus, GA [Member]		Dec. 31, 2012 TownePlace Suites Columbus, GA [Member]		Dec. 31, 2012 SpringHill Suites Boise, ID [Member]		Dec. 31, 2012 Homewood Suites New Orleans, LA [Member]		Dec. 31, 2012 Courtyard Hattiesburg, MS [Member]		Dec. 31, 2012 Hampton Inn Tupelo, MS [Member]		Dec. 31, 2012 Courtyard Omaha, NE [Member]		Dec. 31, 2012 Homewood Suites Cranford, NJ [Member]		Dec. 31, 2012 Homewood Suites Mahwah, NJ [Member]		Dec. 31, 2012 Hilton Garden Inn Ronkonkoma, NY [Member]		Dec. 31, 2012 Homewood Suites Cincinnati, OH [Member]		Dec. 31, 2012 Homewood Suites Memphis, TN [Member]		Dec. 31, 2012 Residence Inn Houston, TX [Member]		Dec. 31, 2012 Courtyard Brownsville, TX [Member]		Dec. 31, 2012 Homewood Suites Stafford, TX [Member]		Dec. 31, 2012 TownePlace Suites San Antonio, TX [Member]		Dec. 31, 2012 SpringHill Suites Addison, TX [Member]		Dec. 31, 2012 TownePlace Suites #2 San Antonio, TX [Member]		Dec. 31, 2012 Homewood Suites El Paso, TX [Member]		Dec. 31, 2012 Residence Inn Provo, UT [Member]		Dec. 31, 2012 Courtyard Alexandria, VA [Member]		Dec. 31, 2012 Marriott Richmond, VA [Member]		Dec. 31, 2012 Residence Inn Seattle, WA [Member]		Dec. 31, 2012 SpringHill Suites Vancouver, WA [Member]		Dec. 31, 2012 Courtyard Kirkland, WA [Member]		Dec. 31, 2012 Total [Member]
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - Schedule of Real Estate and Accumulated Depreciation [Line Items]
State					AL		AL		AL		AL		AL		AL		AL		AL		AL		AL		AZ		CA		CA		CA		CA		CA		CO		CO		FL		FL		FL		FL		GA		GA		GA		ID		LA		MS		MS		NE		NJ		NJ		NY		OH		TN		TX		TX		TX		TX		TX		TX		TX		UT		VA		VA		WA		WA		WA
Brand					Homewood Suites		Hilton Garden Inn		Hampton Inn		Hilton Garden Inn		Hilton Garden Inn		Homewood Suites		Courtyard		Courtyard		TownePlace Suites		Residence Inn		Residence Inn		Hilton Garden Inn		Courtyard		Homewood Suites		Residence Inn		Hampton Inn		Residence Inn		Hilton Garden Inn		Homewood Suites		Homewood Suites		Courtyard		Courtyard		Hilton Garden Inn		SpringHill Suites		TownePlace Suites		SpringHill Suites		Homewood Suites		Courtyard		Hampton Inn		Courtyard		Homewood Suites		Homewood Suites		Hilton Garden Inn		Homewood Suites		Homewood Suites		Residence Inn		Courtyard		Homewood Suites		TownePlace Suites		SpringHill Suites		TownePlace Suites		Homewood Suites		Residence Inn		Courtyard		Marriott		Residence Inn		SpringHill Suites		Courtyard
Encumbrances					$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 15,424		$ 0		$ 13,589		$ 0		$ 10,710		$ 0		$ 0		$ 8,405		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 14,872		$ 5,871		$ 3,316		$ 10,922		$ 0		$ 0		$ 0		$ 0		$ 0		$ 10,170		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 4,775		$ 0		$ 22,376		$ 28,956		$ 0		$ 12,439		$ 161,825
Initial Cost, Land					972		761		497		639		736		1,086		1,163		1,082		800		816		995		5,009		4,658		4,501		7,334		5,683		2,339		2,510		1,778		3,206		1,549		0		0		1,188		0		2,015		4,579		873		332		2,731		2,607		3,665		3,153		551		1,712		1,093		1,131		498		700		1,545		1,126		1,169		1,352		4,010		0		0		1,310		3,507		88,961
Initial Cost, Building, FF&E and Other					10,038		9,964		5,872		9,883		9,891		10,895		8,414		8,750		8,388		9,102		15,963		30,357		32,282		21,444		26,235		37,949		17,339		18,553		12,284		22,161		8,844		15,463		10,115		8,758		8,643		19,589		39,507		8,918		4,932		19,498		11,375		16,481		24,428		6,822		9,757		13,054		7,743		7,578		11,525		11,312		13,093		14,656		10,394		32,832		59,614		60,489		15,126		28,507		824,817
Subsequently Capitalized, Building Improvements and FF&E					446		1,618		335		1,521		240		228		92		81		31		22		76		2,407		804		123		2,461		2,810		865		207		772		2,205		743		185		98		25		28		519		1,598		127		1,298		3,902		2,093		2,231		2,344		293		2,349		296		112		216		32		1,654		10		67		2,967		4,427		15,917		6,883		46		235		68,039
Total Gross Cost	981,817	994,634	986,266	983,216	11,456	[1]	12,343	[1]	6,704	[1]	12,043	[1]	10,867	[1]	12,209	[1]	9,669	[1]	9,913	[1]	9,219	[1]	9,940	[1]	17,034	[1]	37,773	[1]	37,744	[1]	26,068	[1]	36,030	[1]	46,442	[1]	20,543	[1]	21,270	[1]	14,834	[1]	27,572	[1]	11,136	[1]	15,648	[1]	10,213	[1]	9,971	[1]	8,671	[1]	22,123	[1]	45,684	[1]	9,918	[1]	6,562	[1]	26,131	[1]	16,075	[1]	22,377	[1]	29,925	[1]	7,666	[1]	13,818	[1]	14,443	[1]	8,986	[1]	8,292	[1]	12,257	[1]	14,511	[1]	14,229	[1]	15,892	[1]	14,713	[1]	41,269	[1]	75,531	[1]	67,372	[1]	16,482	[1]	32,249	[1]	981,817	[1]
Accumulated Depreciation	$ (179,491)	$ (148,257)	$ (114,097)	$ (80,923)	$ (2,300)		$ (2,337)		$ (1,399)		$ (2,848)		$ (2,251)		$ (2,457)		$ (1,730)		$ (1,615)		$ (1,499)		$ (1,680)		$ (2,759)		$ (6,982)		$ (6,199)		$ (3,836)		$ (4,767)		$ (7,047)		$ (3,166)		$ (3,570)		$ (2,925)		$ (4,987)		$ (1,667)		$ (2,487)		$ (2,032)		$ (1,553)		$ (1,586)		$ (4,032)		$ (7,548)		$ (1,932)		$ (1,615)		$ (5,080)		$ (3,108)		$ (3,940)		$ (4,943)		$ (1,608)		$ (2,968)		$ (3,161)		$ (1,711)		$ (1,791)		$ (2,159)		$ (2,509)		$ (2,384)		$ (2,541)		$ (3,250)		$ (6,860)		$ (18,093)		$ (14,869)		$ (3,064)		$ (4,646)		$ (179,491)
Date of Construction					2004		2003		2003		2001		2005		2006		2007		2007		2007		2008		2008		2004		1987		2007		1999		2001		1996		2007		2005		2000		2000		2008		2007		2008		2008		1992		2002		2006		1994		1999		2000		2001		2003		2005		1989		2006		2006		2006		2007		2003		2007		2008		1996		1987		1984		1991		2007		2006
Depreciable Life					3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.		3 - 39 yrs.
Number of Rooms					91		97		82		101		101		107		84		84		86		84		124		200		210		125		121		177		117		128		100		159		78		118		101		85		86		230		166		84		96		181		108		110		164		76		140		129		90		78		106		159		123		114		114		178		410		234		119		150		6,205
Date Acquired					Aug-06		Aug-06		Aug-06		Aug-06		Aug-06		Oct-06		Apr-07		Oct-07		Dec-07		Apr-08		Jan-08		May-06		Dec-06		May-07		Jun-07		Jul-07		Feb-07		Mar-07		Sep-06		Feb-07		Apr-07		Sep-08		Jun-07		Mar-08		May-08		Sep-07		Dec-06		Oct-06		Jan-07		Nov-06		Mar-07		Mar-07		Dec-06		Dec-06		May-07		Apr-06		Jun-06		Aug-06		Jun-07		Aug-07		Sep-07		Apr-08		Jun-07		Jul-07		Jan-08		Sep-06		Jun-07		Oct-07

[1]	The cost basis for Federal Income Tax purposes approximates the basis used in this schedule.